Segment information (Revenues by Product) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues [Abstract]
Product sales	$ 5,329	$ 5,516	$ 5,225	$ 4,874	$ 5,174	$ 4,848	$ 4,949	$ 4,356	$ 20,944	$ 19,327	$ 18,192
Other revenues									718	736	484
Total revenues									21,662	20,063	18,676
ENBREL [Member]
Revenues [Abstract]
Product sales									5,364	4,688	4,551
Neulasta [Member]
Revenues [Abstract]
Product sales									4,715	4,596	4,392
Aranesp [Member]
Revenues [Abstract]
Product sales									1,951	1,930	1,911
EPOGEN [Member]
Revenues [Abstract]
Product sales									1,856	2,031	1,953
Sensipar Mimpara [Member]
Revenues [Abstract]
Product sales									1,415	1,158	1,089
XGEVA [Member]
Revenues [Abstract]
Product sales									1,405	1,221	1,019
Prolia [Member]
Revenues [Abstract]
Product sales									1,312	1,030	744
NEUPOGEN [Member]
Revenues [Abstract]
Product sales									1,049	1,159	1,398
Vectibix [Member]
Revenues [Abstract]
Product sales									549	505	389
Nplate [Member]
Revenues [Abstract]
Product sales									525	469	427
Kyprolis [Member]
Revenues [Abstract]
Product sales									512	331	73
Other [Member]
Revenues [Abstract]
Product sales									$ 291	$ 209	$ 246